Tax - Tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ (959)	£ 1,023	£ (1,615)
Tax expense (income) at applicable tax rate	(182)	194	(307)
Impact of differently taxed overseas profits in overseas locations	(75)	7	(75)
UK banking surcharge	(47)	(2)	(100)
– impact of differences between French tax basis and IFRSs	0	324	0
– adjustment in respect of prior years	93	30	45
– UK and European Bank levies	50	72	31
– impact of changes in tax rates	33	(56)	(26)
– impact of held for sale adjustments	47	0	0
– adjustment to deferred tax on insurance contracts	36	0	0
– effect of profits in associates and joint ventures	5	(43)	(3)
– local taxes and overseas withholding taxes	4	(4)	49
– tax impact of planned sale of French retail banking business	0	(324)	0
– movements in unrecognised deferred tax	(268)	(47)	321
– movement in uncertain tax positions	(110)	5	1
– non-taxable income and gains	(93)	(92)	(55)
– deductions for AT1 coupon payments	(55)	(53)	(51)
– other items	1	(34)	34
Total tax expense	£ (561)	£ (23)	£ (136)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate	19.00%	19.00%	19.00%
Impact of differently taxed overseas profits in overseas locations	7.80%	0.70%	4.60%
UK banking surcharge	0.049	(0.002)	0.062
– impact of differences between French tax basis and IFRSs	0	0.317	0
– adjustment in respect of prior years	(9.70%)	2.90%	(2.80%)
– UK and European Bank levies	(0.052)	0.070	(0.019)
– impact of changes in tax rates	(3.40%)	(5.50%)	1.60%
– impact of held for sale adjustments	(4.90%)	0.00%	0.00%
– adjustment to deferred tax on insurance contracts	(3.80%)	0.00%	0.00%
– effect of profits in associates and joint ventures	(0.50%)	(4.20%)	0.20%
– local taxes and overseas withholding taxes	(0.40%)	(0.40%)	(3.00%)
– tax impact of planned sale of French retail banking business	0	(0.317)	0
– movements in unrecognised deferred tax	27.90%	(4.60%)	(19.90%)
– movement in uncertain tax positions	11.50%	0.50%	(0.10%)
– non-taxable income and gains	0.097	(0.090)	0.034
– deductions for AT1 coupon payments	0.057	(0.052)	0.032
– other items	(0.10%)	(3.40%)	(2.10%)
Average effective tax rate	58.50%	(2.30%)	8.40%